UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09457

Nuveen Pennsylvania Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Dividend Advantage Municipal Fund (NXM)
	July 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.2% (1.5% of Total Investments)
$ 1,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds,	No Opt. Call	AA–	$ 1,063,900
	Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)
	Education and Civic Organizations – 23.8% (16.0% of Total Investments)
100	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	102,115
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
235	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	213,122
	Morris University, Series 2006A, 4.750%, 2/15/26
700	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	661,661
	Immaculata University, Series 2005, 5.500%, 10/15/25
720	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School	12/17 at 100.00	BB+	625,565
	Revenue Bonds, Series 2007A, 6.375%, 12/15/37
300	Delaware County Authority, Pennsylvania, General Revenue Bonds, Eastern Univsersity, Series	10/16 at 100.00	N/R	259,695
	2006, 4.500%, 10/01/27 – RAAI Insured
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
295	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A+	312,210
145	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A+	152,459
160	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon	5/17 at 100.00	N/R	144,296
	University, Series 2007-GG3, 5.000%, 5/01/32 – RAAI Insured
200	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	200,868
	University, Series 2010, 5.625%, 4/01/40
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School,	8/15 at 100.00	A1	1,030,390
	Series 2005, 5.000%, 8/15/27 – NPFG Insured
75	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	69,392
	RAAI Insured
1,000	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa2	1,030,470
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
900	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	931,977
	Higher Education, Series 2008AH, 5.000%, 6/15/33
220	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	216,522
	2006, 4.750%, 5/01/31
540	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A	541,831
	2007A, 5.000%, 5/01/37 – NPFG Insured
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Moravian College, Series	1/12 at 100.00	N/R	1,454,460
	2001, 5.375%, 7/01/31 – RAAI Insured
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	761,152
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
350	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	368,277
	University, Series 2002, 5.500%, 1/01/16
1,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	1,045,040
470	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Leadership	1/13 at 102.00	N/R	344,336
	Learning Partners, Series 2005A, 5.375%, 7/01/36
110	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	111,603
	School Project, Series 2010, 6.000%, 8/01/35
230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen	5/16 at 100.00	BBB–	213,256
	Preparatory Charter School, Series 2006, 6.250%, 5/01/33
500	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Northampton	3/21 at 100.00	A1	523,685
	County Area Community College, Series 2011, 5.500%, 3/01/31
150	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A	146,496
	2010, 5.000%, 11/01/40
11,600	Total Education and Civic Organizations			11,460,878
	Health Care – 17.2% (11.6% of Total Investments)
550	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	4/15 at 100.00	Ba2	438,477
	General Hospital, Series 2005A, 5.125%, 4/01/35
520	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	Ca	492,424
	2005, 6.000%, 11/15/16
445	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Series 2011,	12/21 at 100.00	AA–	441,342
	5.375%, 12/01/41 (WI/DD, Settling 9/08/11)
200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Baa3	201,682
	Center Project, Series 2010A, 7.000%, 7/01/27
80	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	Aa3	76,068
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	No Opt. Call	A2	796,891
	Hospital Project, Series 2010, 5.375%, 7/01/42
230	Fulton County, Pennsylvania, Industrial Development Authority Hospital Revenue Bonds, Fulton	7/16 at 100.00	N/R	193,002
	County Medical Center Project, Series 2006, 5.900%, 7/01/40
600	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BB+	528,318
	Hospital Project, Series 2002, 5.900%, 11/15/28
650	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AA+	653,185
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	254,270
	Series 2004A, 5.500%, 11/01/24
1,025	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AA+	1,016,780
	Series 2007, 5.000%, 11/01/37 – AGC Insured
140	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	131,215
	Series 2007, 5.125%, 1/01/37
165	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	169,925
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
1,495	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,488,108
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
25	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and	1/12 at 100.00	N/R	22,052
	Warne Clinic, Series 1998, 5.625%, 7/01/24
750	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/12 at 100.00	BBB+	750,525
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2001, 6.250%, 1/01/32
625	West Shore Area Hospital Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds,	1/21 at 100.00	BBB+	637,744
	Holy Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.500%, 1/01/36
8,585	Total Health Care			8,292,008
	Housing/Multifamily – 1.8% (1.2% of Total Investments)
150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	148,101
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University	7/15 at 100.00	BBB+	622,776
	Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – SYNCORA GTY Insured
100	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	86,521
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
950	Total Housing/Multifamily			857,398
	Housing/Single Family – 7.0% (4.7% of Total Investments)
1,215	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/11 at 100.00	Aaa	1,215,194
	Program Single Family Mortgage Revenue Bonds, Series 1998DD-2, 5.400%, 11/01/29
	(Alternative Minimum Tax)
475	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A,	10/15 at 100.00	AA+	462,664
	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)
305	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	300,318
	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)
605	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	599,804
	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)
395	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	383,588
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
400	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2011-112,	10/20 at 100.00	AA+	413,352
	5.000%, 10/01/25
3,395	Total Housing/Single Family			3,374,920
	Industrials – 6.9% (4.6% of Total Investments)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	11/11 at 101.00	A1	2,010,300
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
1,250	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	A1	1,307,400
	2002, 5.500%, 7/01/17 – AMBAC Insured
3,250	Total Industrials			3,317,700
	Long-Term Care – 20.2% (13.6% of Total Investments)
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Lutheran Community
	at Telford Center, Series 2007:
220	5.750%, 1/01/27	1/17 at 100.00	N/R	187,917
360	5.750%, 1/01/37	1/17 at 100.00	N/R	283,489
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,016,160
	Ministries Project, Series 2009, 6.375%, 1/01/39
220	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	190,212
	Ministries, Series 2007, 5.000%, 1/01/36
230	Delaware County Authority, Revenue Bonds, Elwyn, Inc. Project, Series 2010, 5.000%, 6/01/21	6/17 at 100.00	BBB	233,356
200	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes	11/16 at 100.00	A	190,348
	Project, Series 2006, 5.000%, 11/01/36
2,100	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Willow Valley	12/11 at 100.00	A–	2,102,331
	Retirement Communities Project, Series 2001, 5.875%, 6/01/31
185	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Brethren Village Project,	7/17 at 100.00	N/R	183,424
	Series 2008A, 6.375%, 7/01/30
785	Lebanon County Health Facilities Authority, Pennsylvania, Health Center Revenue Bonds,	12/14 at 100.00	N/R	702,504
	Pleasant View Retirement Community, Series 2005A, 5.300%, 12/15/26
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human
	Services Inc., Series 1998A:
1,240	5.250%, 6/01/14	12/11 at 100.00	BB	1,218,164
50	5.125%, 6/01/18	12/11 at 100.00	BB	46,066
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia
	Corporation for the Aging Project, Series 2001B:
670	5.250%, 7/01/23 – AMBAC Insured	7/13 at 100.00	Baa1	674,288
2,875	5.250%, 7/01/31 – AMBAC Insured	1/12 at 101.00	Baa1	2,717,076
10,135	Total Long-Term Care			9,745,335
	Materials – 4.1% (2.7% of Total Investments)
350	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	BB	365,894
	Steel Corporation, Series 2005, 5.500%, 11/01/16
210	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	212,388
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
750	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	No Opt. Call	BBB	767,400
	Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)
750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/11 at 100.00	N/R	622,035
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
2,060	Total Materials			1,967,717
	Tax Obligation/General – 13.7% (9.2% of Total Investments)
500	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A+	517,615
375	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa2	380,820
	6/01/34 – FGIC Insured
840	Pine-Richland School District, Pennsylvania, General Obligation Bonds, School Improvement	7/15 at 100.00	AA+	849,752
	Series 2005, 5.000%, 7/15/35 – AGM Insured
3,000	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding	No Opt. Call	AA+	3,368,100
	Bonds, Series 2002A, 5.500%, 9/01/14 – AGM Insured
2,220	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	721,811
	0.000%, 1/15/32 – FGIC Insured
160	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	BBB	149,920
	5.000%, 9/15/33 – FGIC Insured
600	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	613,452
	NPFG Insured
7,695	Total Tax Obligation/General			6,601,470
	Tax Obligation/Limited – 13.9% (9.3% of Total Investments)
1,000	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills	No Opt. Call	N/R	932,350
	Project, Series 2004, 5.600%, 7/01/23
450	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA–	450,909
	2005, 5.000%, 1/15/36 – FGIC Insured
425	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	436,127
	5.000%, 12/01/32 – NPFG Insured
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A, 5.250%,	No Opt. Call	AA+	1,183,030
	7/15/18 – AGM Insured
1,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA+	1,061,440
	11/15/17 – AGM Insured
1,500	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood	4/12 at 100.00	A2	1,533,270
	Transformation Initiative, Series 2002A, 5.500%, 4/15/19 – FGIC Insured
750	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A3	739,403
	7/01/33 – NPFG Insured
630	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	150,917
	0.000%, 7/01/32 – FGIC Insured
245	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax	7/17 at 100.00	N/R	212,381
	Increment Bonds, Series 2006A, 5.450%, 7/01/35
7,000	Total Tax Obligation/Limited			6,699,827
	Transportation – 12.4% (8.3% of Total Investments)
130	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	138,843
	Series 2003, 5.250%, 7/01/17
680	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	683,917
	5.000%, 1/01/40
1,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	1,001,070
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
880	0.000%, 12/01/34	No Opt. Call	Aa3	675,638
250	5.000%, 12/01/38	No Opt. Call	Aa3	253,645
420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	444,158
	AMBAC Insured
150	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	148,796
	2009B-1, 5.000%, 12/01/37
1,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	794,490
	6/01/33 – AGM Insured
1,820	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	1/12 at 101.00	A+	1,821,128
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
6,330	Total Transportation			5,961,685
	U.S. Guaranteed – 17.9% (12.0% of Total Investments) (4)
2,250	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, George School	9/11 at 100.00	N/R (4)	2,263,590
	Project, Series 2001, 5.125%, 9/15/31 (Pre-refunded 9/15/11) – AMBAC Insured
1,000	Cumberland County Municipal Authority, Pennsylvania, Retirement Community Revenue Bonds,	1/13 at 101.00	N/R (4)	1,104,300
	Wesley Affiliated Services Inc., Series 2002A, 7.125%, 1/01/25 (Pre-refunded 1/01/13)
1,000	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College,	10/11 at 100.00	BBB (4)	1,009,950
	Series 2001, 6.000%, 10/01/31 (Pre-refunded 10/01/11)
300	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1 (4)	357,666
	(Pre-refunded 10/01/16)
255	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne	1/17 at 100.00	N/R (4)	301,336
	Charter High School, Series 2006A, 5.250%, 1/01/27 (Pre-refunded 1/01/17)
350	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA+ (4)	383,373
	5.250%, 8/01/18 (Pre-refunded 8/01/13) – AGM Insured
130	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	BBB (4)	162,478
	NPFG Insured (ETM)
1,700	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	Aa2 (4)	1,792,276
	8/01/18 (Pre-refunded 8/01/12) – FGIC Insured
170	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A2 (4)	194,160
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
1,000	Washington County Hospital Authority, Pennsylvania, Revenue Bonds, Monongahela Valley Hospital	6/12 at 101.00	Baa1 (4)	1,053,780
	Project, Series 2002, 5.500%, 6/01/17 (Pre-refunded 6/01/12)
8,155	Total U.S. Guaranteed			8,622,909
	Utilities – 3.6% (2.4% of Total Investments)
500	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB+	526,625
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
140	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AA+	142,295
	5.000%, 9/01/26 – AGM Insured
1,105	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	1,044,103
	AMBAC Insured
1,745	Total Utilities			1,713,023
	Water and Sewer – 4.3% (2.9% of Total Investments)
500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AA+	518,384
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
600	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AA+	571,259
	2004, 5.000%, 7/15/22 – AGM Insured
500	Heidelberg, Lebanon County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2011, 5.125%,	12/16 at 100.00	A	484,349
	12/01/46 (WI/DD, Settling 8/25/11)
400	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	408,139
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
100	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	103,834
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
2,100	Total Water and Sewer			2,085,965
$ 74,000	Total Investments (cost $71,236,830) – 149.0%			71,764,735
	Floating Rate Obligations – (2.2)%			(1,060,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.1)% (5)			(23,190,000)
	Other Assets Less Liabilities – 1.3%			650,692
	Net Assets Applicable to Common Shares – 100%			$ 48,165,427

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$71,764,735	$ —	$71,764,735

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $70,374,334.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 2,151,917
Depreciation	(1,816,559)
Net unrealized appreciation (depreciation) of investments	$ 335,358

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.3%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011